Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 1,642,082	$ 1,726
Intangible Assets, Accumulated Amortization	(22,757)	(828)	$ (1,260)
Intangible Assets, Net	1,619,325	898
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	319,600	0
Intangible Assets, Accumulated Amortization	(5,327)	0
Intangible Assets, Net	314,273	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	990,000	0
Intangible Assets, Accumulated Amortization	(8,250)	0
Intangible Assets, Net	981,750	0
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	301,000
Intangible Assets, Accumulated Amortization	(5,017)
Intangible Assets, Net	295,983
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	27,000	0
Intangible Assets, Accumulated Amortization	(2,250)	0
Intangible Assets, Net	24,750	0
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	4,482	1,726
Intangible Assets, Accumulated Amortization	(1,913)	(828)
Intangible Assets, Net	$ 2,569	898
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross		0
Intangible Assets, Accumulated Amortization		0
Intangible Assets, Net		$ 0